William Blair Emerging Markets Leaders Fund
SUMMARY WILLIAM BLAIR EMERGING MARKETS LEADERS FUND
INVESTMENT OBJECTIVE:
The William Blair Emerging Markets Leaders Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees William Blair Emerging Markets Leaders Fund	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses William Blair Emerging Markets Leaders Fund		Class N	Class I	Institutional Class
Management Fee		1.10%	1.10%	1.10%
Distribution (Rule 12b-1) Fee		0.25%	none	none
Other Expenses	[1]	0.75%	0.65%	0.49%
Total Annual Fund Operating Expenses		2.10%	1.75%	1.59%
Fee Waiver and/or Expense Reimbursement	[2]	0.45%	0.35%	0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.65%	1.40%	1.25%
[1]	(includes a shareholder administration fee for Class N and Class I shares)
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.65%, 1.40% and 1.25% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example William Blair Emerging Markets Leaders Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N	168	615	1,088	2,396
Class I	143	517	916	2,033
Institutional Class	127	469	834	1,861

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.
PRINCIPAL RISKS OF INVESTING:
The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Because the Fund may focus its investments in a limited number of securities, its performance may be more volatile than a fund that invests in a greater number of securities. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.
FUND PERFORMANCE HISTORY:
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.
Annual Total Returns.
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class I shares.

Highest Quarterly Return 33.74% (2Q09)	Lowest Quarterly Return (29.64)% (4Q08)
The year to date return through September 30, 2013 is (3.59)%
Average Annual Total Returns (For the periods ended December 31, 2012).
The table shows returns on a before-tax and after-tax basis for Class I shares and on a before-tax basis for Class N shares and Institutional Class shares. After-tax returns for Class N shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns William Blair Emerging Markets Leaders Fund	1 Year	Life of the Fund		Inception Date
Class N Shares	20.37%	5.27%	[1]	May 03, 2010
Class N Shares MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	18.22%	4.29%	[1]	May 03, 2010
Class N Shares MSCI Emerging Markets Large Cap Index (net) (reflects no deduction for fees, expenses or taxes)	17.79%	4.40%	[1]	May 03, 2010
Class I Shares	20.64%	0.60%		Mar. 26, 2008
Class I Shares Return After Taxes on Distributions	20.52%	0.22%		Mar. 26, 2008
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	13.57%	0.43%		Mar. 26, 2008
Institutional Class Shares	20.97%	0.75%		Mar. 26, 2008
Institutional Class Shares MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	18.22%	1.43%		Mar. 26, 2008
Institutional Class Shares MSCI Emerging Markets Large Cap Index (net) (reflects no deduction for fees, expenses or taxes)	17.79%	1.32%		Mar. 26, 2008
[1]	Since Share Class Inception

On December 31, 2012, the Fund’s benchmark changed from the MSCI Emerging Markets Large Cap Index (net) to the MSCI Emerging Markets Index (net). The primary reason for this change is to compare the Fund to a benchmark that more closely reflects the market capitalization focus the Fund uses in its investment strategy.